Staff Retirement Plans	12 Months Ended
Dec. 31, 2013
Compensation and Retirement Disclosure [Abstract]
Staff Retirement Plans
15.	STAFF RETIREMENT PLANS

All of the Chinese employees of the PRC entities are entitled to an annual pension on retirement, which is equal to their ending basic salaries at their retirement dates. The Chinese government is responsible for the pension liabilities to these retired employees. The PRC entities are only required to make specified contributions to the state-sponsored retirement plan calculated at rates ranging from 12% to 20% of average monthly salaries for the eleven months ended November 30, 2011. The Company is no longer required to contribute to such retirement plans after the disposal of all its ownership interests in HZ (note 3).